INVENTORIES (Tables)	12 Months Ended
Aug. 31, 2022
Inventory Disclosure [Abstract]
SUMMARY OF INVENTORIES

Inventories consist of the following:

	August 31, 2022	August 31, 2021

Finished goods	$385,102	$79,306
Raw materials and supplies	162,820	63,213
Work in progress	71,074	-

Total inventory on hand	$618,996	$142,519